UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 95.0%
Australia 6.5%
Australia & New Zealand Banking Group Ltd.	190,918	4,524,432
BHP Billiton Ltd.	71,662	3,417,535
Commonwealth Bank of Australia (a)	86,000	4,656,935
Foster's Group Ltd. (a)	670,000	3,119,242
National Australia Bank Ltd. (a)	339,501	9,618,129
Newcrest Mining Ltd.	225,223	9,579,225
Origin Energy Ltd.	284,000	4,983,473
Treasury Wine Estates Ltd.*	223,333	796,469
Wesfarmers Ltd. (a)	138,667	4,934,494
Westfield Group (REIT)	510,000	4,959,069
Woodside Petroleum Ltd.	100,301	5,003,058
Woolworths Ltd. (a)	350,000	10,268,042

(Cost $62,199,186)		65,860,103
Belgium 0.9%
Anheuser-Busch InBev NV (Cost $9,795,547)	158,000	9,545,352
Bermuda 0.5%
Seadrill Ltd. (b) (Cost $4,895,756)	143,000	5,190,335
Denmark 2.0%
Carlsberg AS "B"	84,631	9,792,568
Novo Nordisk AS "B"	78,968	9,913,718

(Cost $16,110,040)		19,706,286
Finland 0.4%
Nokia Corp. (Cost $4,856,155)	550,000	3,841,476
France 15.5%
AXA SA	1,351,633	28,947,164
Cap Gemini*	167,000	9,567,077
Compagnie de Saint-Gobain	430,000	28,458,450
Dassault Systemes SA	125,000	10,648,224
GDF Suez	247,756	9,128,969
Klepierre (REIT)	123,000	5,254,731
Schneider Electric SA	57,637	9,515,559
Societe Generale (a)	747,773	44,563,440
Technip SA (a)	91,000	9,806,607

(Cost $163,627,770)		155,890,221
Germany 14.5%
Allianz SE (Registered)	327,000	45,215,881
BASF SE	29,868	2,759,611
Beiersdorf AG	77,000	5,109,838
Continental AG*	100,000	10,299,954
Lanxess AG	109,000	9,427,146
Merck KGaA	47,000	5,166,067
SAP AG (a)	1,085,772	67,562,448

(Cost $146,081,495)		145,540,945
Hong Kong 1.4%
BOC Hong Kong (Holdings) Ltd.	3,200,000	9,857,291
Li & Fung Ltd.	1,980,000	4,437,042

(Cost $14,779,200)		14,294,333
Italy 1.4%
Luxottica Group SpA (a)	153,000	4,896,487
Snam Rete Gas SpA	1,610,000	9,502,542

(Cost $15,311,017)		14,399,029
Japan 17.1%
Daikin Industries Ltd.	158,000	5,279,795
Eisai Co., Ltd. (a)	281,000	10,691,472
Honda Motor Co., Ltd.	258,072	9,853,566
INPEX Corp.	1,370	9,919,566
Kawasaki Kisen Kaisha Ltd. (a)	1,470,000	4,959,504
Kyushu Electric Power Co., Inc.	276,000	4,184,030
Mitsubishi Corp.	1,891,724	47,877,450
Mitsubishi Electric Corp.	920,000	10,383,140
Mitsubishi Estate Co., Ltd.	570,000	10,184,775
Mitsui Fudosan Co., Ltd.	580,000	9,775,287
Mitsui O.S.K Lines Ltd.	1,054,625	5,651,295
Nabtesco Corp.	198,000	4,481,279
Nippon Electric Glass Co., Ltd.	340,000	4,818,252
Resona Holdings, Inc.	930,000	4,110,914
SMC Corp.	16,900	2,715,948
Softbank Corp.	247,000	9,604,020
Sumitomo Realty & Development Co., Ltd.	150,000	3,202,565
Terumo Corp.	181,000	10,213,957
Tokyo Electric Power Co., Inc.	960,000	3,785,806

(Cost $180,548,991)		171,692,621
Netherlands 6.5%
European Aeronautic Defence & Space Co. NV* (a)	490,000	16,197,293
Heineken NV	450,000	27,094,735
ING Groep NV (CVA)*	760,779	9,219,357
Koninklijke Ahold NV	214,000	3,058,449
Royal Dutch Shell PLC "B"	261,000	9,485,478

(Cost $63,101,113)		65,055,312
Norway 0.9%
DnB NOR ASA (Cost $10,097,634)	620,000	9,358,779
Singapore 0.5%
Golden Agri-Resources Ltd. (Cost $4,949,561)	9,300,000	5,204,735
Spain 1.5%
Industria de Diseno Textil SA	57,000	5,185,575
Red Electrica Corporacion SA (a)	157,000	9,506,900

(Cost $15,336,450)		14,692,475
Sweden 3.3%
Hennes & Mauritz AB "B" (a)	121,000	4,500,570
TeliaSonera AB	3,700,000	28,849,531

(Cost $34,490,981)		33,350,101
Switzerland 4.9%
ABB Ltd. (Registered)*	111,000	2,981,209
Nestle SA (Registered)	66,463	4,269,122
Novartis AG (Registered)	85,000	5,496,855
Roche Holding AG (Genusschein)	41,000	7,216,678
Zurich Financial Services AG*	108,000	28,921,440

(Cost $48,087,391)		48,885,304
United Kingdom 17.2%
AMEC PLC	253,460	4,833,397
AstraZeneca PLC	101,490	5,309,567
BAE Systems PLC	560,000	3,054,674
BP PLC	3,900,000	30,087,328
British American Tobacco PLC	233,000	10,472,158
Centrica PLC	950,000	4,990,671
GlaxoSmithKline PLC	2,100,000	45,605,764
Imperial Tobacco Group PLC	86,899	3,115,477
Inmarsat PLC	500,000	4,971,560
Lloyds Banking Group PLC*	5,100,000	4,373,663
National Grid PLC	500,000	5,159,331
Old Mutual PLC	2,187,941	4,748,255
Reckitt Benckiser Group PLC	183,000	10,388,389
Reed Elsevier PLC	570,000	5,179,329
SABMiller PLC	136,000	5,042,242
Scottish & Southern Energy PLC	224,000	5,093,474
Tesco PLC	1,510,000	10,431,647
Unilever PLC	157,000	5,099,940
William Morrison Supermarkets PLC	1,030,000	5,161,589

(Cost $172,337,927)		173,118,455

Total Common Stocks (Cost $966,606,214)		955,625,862
Preferred Stocks 1.9%
Germany
Porsche Automobil Holding SE	140,000	9,731,939
Volkswagen AG	50,869	9,050,982

Total Preferred Stocks (Cost $19,447,534)		18,782,921
Securities Lending Collateral 16.3%
Daily Assets Fund Institutional, 0.14% (c) (d) (Cost $163,395,219)	163,395,219	163,395,219
Cash Equivalents 1.2%
Central Cash Management Fund, 0.13% (c) (Cost $12,349,349)	12,349,349	12,349,349

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,161,798,316) †	114.4	1,150,153,351
Other Assets and Liabilities, Net	(14.4)	(144,665,122)

Net Assets	100.0	1,005,488,229

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,168,295,877. At May 31, 2011, net unrealized depreciation for all securities based on tax cost was $18,142,526. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,448,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,591,083.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2011 amounted to $157,323,711 which is 15.6% of net assets.
(b)	Listed on the Oslo Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust

At May 31, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	6/17/2011	540	36,285,300	(76,950)

Currency Abbreviation

USD	United States Dollar

At May 31, 2011 the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	241,492,107	24.8%
Industrials	141,555,596	14.5%
Consumer Staples	132,904,488	13.6%
Health Care	99,614,078	10.2%
Information Technology	96,437,477	9.9%
Energy	79,309,242	8.1%
Consumer Discretionary	63,135,444	6.5%
Utilities	51,351,723	5.3%
Telecommunication Services	43,425,111	4.5%
Materials	25,183,517	2.6%
Total	974,408,783	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common & Preferred Stocks
Australia	$—	$65,860,103	$—	$65,860,103
Belgium	—	9,545,352	—	9,545,352
Bermuda	—	5,190,335	—	5,190,335
Denmark	—	19,706,286	—	19,706,286
Finland	—	3,841,476	—	3,841,476
France	—	155,890,221	—	155,890,221
Germany	—	164,323,866	—	164,323,866
Hong Kong	—	14,294,333	—	14,294,333
Italy	—	14,399,029	—	14,399,029
Japan	—	171,692,621	—	171,692,621
Netherlands	—	65,055,312	—	65,055,312
Norway	—	9,358,779	—	9,358,779
Singapore	—	5,204,735	—	5,204,735
Spain	—	14,692,475	—	14,692,475
Sweden	—	33,350,101	—	33,350,101
Switzerland	—	48,885,304	—	48,885,304
United Kingdom	—	173,118,455	—	173,118,455
Short-Term Investments(e)	175,744,568	—	—	175,744,568
Total	$175,744,568	$974,408,783	$—	$1,150,153,351
Liabilities
Derivatives(f)	$(76,950)	$—	$—	$(76,950)
Total	$(76,950)	$—	$—	$(76,950)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of May 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(76,950)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011